UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2003
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Krevlin Advisors, LLC
          ------------------------------------------
Address:       650 Madison Avenue, 26th Floor
          ------------------------------------------
               New York, New York 10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number: 28- 10404
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Glenn J. Krevlin
          ------------------------------------------
Title:         Managing Member
          ------------------------------------------
Phone:         (212) 610-9055
          ------------------------------------------

Signature, Place, and Date of Signing:


--------------------------   --------------------------   ----------------------
       [Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-
   ---------------        ----------------------------------------------
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2
                                         ----------------------
Form 13F Information Table Entry Total:     73
                                         ---------------------
Form 13F Information Table Value Total:     467,790
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number       Name

     01           28- N/A                    GJK Capital Management, LLC
     ------           ------------------     -----------------------------------

     02           28- N/A                    Glenhill Overseas Management, LLC
     ------           ------------------     -----------------------------------

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
                                         FORM 13F INFORMATION TABLE

         Colum 1           Column 2    Column 3       Column 4             Column 5            Column 6   Column 7   Column 8
                          Title of                     Value        Shares or     Sh/   Put/  Investment    Other   Voting Authority
      Name of Issuer        Class        CUSIP        (x$1000)       Prn Amt      Prn   Call  Discretion  Managers  Sole Shared None

Administaff Inc              Com      007094 10 5      8,591         834,100      SH             Sole                834,100
Anntaylor Stores Corp        Com      036115 10 3       877          30,300       SH             Sole                 30,300
Apogent Technologies Inc     Com      03760A 10 1      3,924         196,200      SH             Sole                196,200
Bally Total Fitness Hldgs    Com      05873K 10 8      2,715         300,700      SH             Sole                300,700
Bottomline Technologies      Com      101388 10 6      1,580         197,206      SH             Sole                197,206
Inc
Career Education Corp        Com      141665 10 9      3,054         44,715       SH             Sole                 44,715
Casual Male Retail Group     Com      148711 10 4      9,521        1,817,000     SH             Sole               1,817,000
Inc
Championship Auto Racing     Com      158711 10 1       479          191,600      SH             Sole                191,600
Charter Communications-Cl    Com      16117M 10 7       195          52,281       SH             Sole                 52,281
A
Checkpoint Systems Inc       Com      162825 10 3      3,496         247,100      SH             Sole                247,100
Clean Harbors Inc            Com      184496 10 7      8,259         867,500      SH             Sole                867,500
Corning Inc                  Com      219350 10 5      3,695         500,000      SH             Sole                500,000
Cree Inc                     Com      225447 10 1      6,744         415,000      SH             Sole                415,000
Delta & Pine Land Co         Com      247357 10 6      6,137         279,200      SH             Sole                279,200
Electronic Arts Inc          Com      285512 10 9      11,225        151,900      SH             Sole                151,900
Family Dollar Stores         Com      307000 10 9      19,571        513,000      SH             Sole                513,000
Flamel Technologies-Sp Adr   Com      338488 10 9      2,690         200,000      SH             Sole                200,000
Fleming Companies Inc        Com      339130 10 6       122         1,103,200     SH             Sole               1,103,200
Footstar Inc                 Com      344912 10 0      2,503         192,500      SH             Sole                192,500
General Motors-Hughes        Com      370442 83 2      4,676         365,000      SH             Sole                365,000
Electr
Goodyear Tire & Rubber Co    Com      382550 10 1      3,917         746,100      SH             Sole                746,100
Wr Grace & Co                Com      38388F 10 8      2,678         607,300      SH             Sole                607,300
Great Atlantic & Pac Tea     Com      390064 10 3      2,576         292,700      SH             Sole                292,700
Co
Guess? Inc                   Com      401617 10 5      12,354       2,059,000     SH             Sole               2,059,000
Hca Inc                      Com      404119 10 9      13,787        430,300      SH             Sole                430,300


Harman International         Com      413086 10 9      1,369         17,300       SH             Sole                 17,300
Information Resources Inc    Com      456905 10 8      1,745         444,000      SH             Sole                444,000
Interdigital Comm Corp       Com      45866A 10 5      4,093         175,000      SH             Sole                175,000
Intergraph Corp              Com      458683 10 9      9,921         469,300      SH             Sole                469,300
Laidlaw International        Com      50730R 10 2      13,726       1,844,872     SH             Sole               1,844,872
Leap Wireless Intl Inc       Com      521863 10 0        5           104,789      SH             Sole                104,789
Level 3 Communications Inc   Com      52729N 10 0      2,779         417,260      SH             Sole                417,260
Longs Drug Stores Corp       Com      543162 10 1      7,555         455,100      SH             Sole                455,100
M & F Worldwide Corp         Com      552541 10 4      6,401         889,000      SH             Sole                889,000
Magna Entertainment -Cl A    Com      559211 10 7      8,025        1,592,300     SH             Sole               1,592,300
Marvel Enterprises Inc       Com      57383M 10 8      3,820         200,000      SH             Sole                200,000
Moore Wallace Inc            Com      615857 10 9      23,285       1,586,200     SH             Sole               1,586,200
Ntl Inc                      Com      62940M 10 4      3,538         102,800      SH             Sole                102,800
Nautilus Group Inc           Com      63910B 10 2      4,650         375,000      SH             Sole                375,000
Newhall Land & Farming       Com      651426 10 8      7,075         233,900      SH             Sole                233,900
Co-Lp
Office Depot Inc             Com      676220 10 6      13,462        927,800      SH             Sole                927,800
Officemax Inc                Com      67622M 10 8      4,887         746,100      SH             Sole                746,100
Omnivision Technologies      Com      682128 10 3      9,464         304,000      SH             Sole                304,000
Opinion Research Corp        Com      683755 10 2      1,486         225,800      SH             Sole                225,800
Orthodontic Centers Of       Com      68750P 10 3      1,001         125,000      SH             Sole                125,000
Amer
Outback Steakhouse Inc       Com      689899 10 2      4,196         107,600      SH             Sole                107,600
Overstock.Com Inc            Com      690370 10 1      2,025         139,100      SH             Sole                139,100
Pathmark Stores Inc          Com      70322A 10 1      10,834       1,469,960     SH             Sole               1,469,960
Pep Boys-Manny Moe & Jack    Com      713278 10 9      24,213       1,792,200     SH             Sole               1,792,200
Plug Power Inc               Com      72919P 10 3       296          63,478       SH             Sole                 63,478
Primedia Inc                 Com      74157K 10 1      1,575         516,500      SH             Sole                516,500
Reader's Digest              Com      755267 10 1      26,321       1,952,600     SH             Sole               1,952,600
Association
Restoration Hardware Inc     Com      760981 10 0      4,039         918,000      SH             Sole                918,000
Restoration Hardware Inc     Com      760981 10 0      1,807         684,395      SH             Sole                684,395
Ser A Pfd
Resortquest Intl Inc         Com      761183 10 2      5,003        1,134,500     SH             Sole               1,134,500

Silgan Holdings Inc          Com      827048 10 9       591          18,800       SH             Sole                 18,800
Sola International Inc       Com      834092 10 8      19,030       1,093,670     SH             Sole               1,093,670
Sony Corp-Sponsored Adr      Com      835699 30 7      9,590         342,500      SH             Sole                342,500
The Sports Authority Inc     Com      84917U 10 9      8,618         805,400      SH             Sole                805,400
Supervalu Inc                Com      868536 10 3      14,248        668,300      SH             Sole                668,300
Tyco International Ltd       Com      902124 10 6      30,091       1,585,400     SH             Sole               1,585,400
United Natural Foods Inc     Com      911163 10 3      4,538         160,000      SH             Sole                160,000
US Airways Group Inc/Old     Com      911905 10 7        -           298,542      SH             Sole                298,542
United Stationers Inc        Com      913004 10 7      8,098         226,000      SH             Sole                226,000
Wild Oats Markets Inc        Com      96808B 10 7      8,204         745,800      SH             Sole                745,800
Worldcom Inc-Worldcom        Com      98157D 10 6       126         3,320,440     SH             Sole               3,320,440
Group
Yum! Brands Inc              Com      988498 10 1      17,792        601,900      SH             Sole                601,900
January 04 Puts On Cree Us   Com      225447 8M D      1,740          3,000       SH     Put     Sole                 3,000
January 04 Puts On Gm Us     Com      370442 8M B        50          10,000       SH     Put     Sole                 10,000
September 03 Puts On Igen    Com      449536 8U F       540           1,500       SH     Put     Sole                 1,500
Us
January 04 Puts On SMB Us    Com      812387 8M B        52              5,216    SH     Put     Sole                 5,216
January 04 Puts On SMF Us    Com      812387 8M B       270           1,000       SH     Put     Sole                 1,000
January 04 Puts On Tyc Us    Com      902124 8M C       250           5,000       SH     Put     Sole                 5,000